Summary of Significant Accounting Policies - Common Stock Warrants (Details) - $ / shares	Aug. 26, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 15, 2006
Summary of Significant Accounting Policies
Public warrants assumed	5,000,000
Private placement warrants assumed	177,500
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Warrants, exercise price	$ 11.50				$ 1.14
Share accepting a tender offer entitles warrants to receive cash (as a percent)	50.00%